Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss for the year	$ 180,846	$ 1,162,625	$ 20,106,911
Recovery of income tax and statutory rates	61,488	395,293	6,836,350
Foreign tax rate differential	(53,894)	(59,081)	(3,522,620)
Income (losses) not subject to tax	256,993	0	(1,884,045)
Expenses not deductible for tax	(667)	(113)	(42,936)
Capital Loss on sale of Subsidiary	2,809,770	4,876,036	0
Other	(236,157)	(176,765)	649,198
Change in valuation allowance	(2,837,533)	(5,035,370)	(2,035,945)
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0	$ 0